Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of amounts related to right of use asset

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Right-of-use assets
Offices	844,405	880,439	636,223	738,682
Data centers	251,107	277,294	198,053	206,258
Others	274,367	285,612	256,703	209,528
	1,369,879	1,443,345	1,090,979	1,154,468

Schedule of amounts recognized in profit and loss and supplemental cash flow information

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Depreciation charges of right of use assets
Offices	434,431	377,025	332,626
Data Centers	132,313	128,043	139,155
Others	160,429	106,776	95,414
	727,173	611,844	567,195
interest expenses	81,194	70,388	60,870
Short‑term lease cost	416,215	400,926	512,492
Variable lease cost	150,994	97,548	78,700
	1,375,576	1,180,706	1,219,257

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Total cash outflow for principal elements of lease payment	794,941	700,021	566,110
Total cash outflow for related interest paid	66,288	71,288	59,970